Investments in Other Companies (Details) - Schedule of reconciliation of investments in other companies that are not consolidated - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Reconciliation Of Investments In Other Companies That Are Not Consolidated Abstract
Balance as of January 1,	$ 46,923	$ 42,338	$ 48,442
Capital increase		7,847
Participation in net income	13,031	1,793	(5,099)
Dividends received	(3,622)	(1,097)	(1,001)
Non-current assets Nexus		(3,961)
Other	(155)	3	(4)
Balance as of December 31,	$ 56,177	$ 46,923	$ 42,338